Equity - Summary of Sundry Reserves and Retained Earnings (Accumulated Losses), Including Profit (Loss) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Sundry Reserves and Retained Earnings Accumulated Losses Increases [Line Items]
Profit (loss) for the year attributable to Owners of the Parent	€ 1,121	€ 1,808	€ (70)
Dividends approved-TIM S.p.A.	(230)	(204)	(291)
Grant of equity instruments	(6)	1	10
Sundry reserves and retained earnings (accumulated losses), including profit (loss) for the year [Member]
Disclosure of Sundry Reserves and Retained Earnings Accumulated Losses Increases [Line Items]
Profit (loss) for the year attributable to Owners of the Parent	1,121	1,808
Dividends approved-TIM S.p.A.	(166)	(166)	(166)
Grant of equity instruments	(6)	1	€ 1
Other changes	9	(16)
Change for the year in Sundry reserves and retained earnings (accumulated losses), including profit (loss) for the year	€ 958	€ 1,627